Note 14 - Income Taxes - Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Current income taxes	$ 9,199	$ 4,319
Deferred income taxes	691	4,090
Income taxes	$ 9,890	$ 8,409